Acquisitions (Tables)	9 Months Ended
Sep. 30, 2016
Business Acquisition [Line Items]
Business Acquisition Summary Of Acquired Properties
The table below reflects the activity related to the acquisitions and dispositions of our animal hospitals and laboratories during the nine months ended September 30, 2016 and 2015, respectively:

	Nine Months Ended September 30,
	2016	2015
Animal Hospitals:
Acquisitions	105	42
Acquisitions, merged	(3)	(4)
Sold, closed or merged	(8)	(7)
Net increase	94	31

Laboratories:
Acquisitions	—	1
Acquisitions, merged	—	(1)
Net increase	—	—

Schedule of Pro Forma Information
In addition, the pro forma financial information does not attempt to project the future results of operations of our company:

	Revenue	Net Income
(In thousands):
Results of acquired businesses included in our three months ended
September 30, 2016 actuals	$64,517	$4,661
2016 supplemental pro forma from July 1, 2016 to September 30, 2016 (1)	$662,840	$58,922
2015 supplemental pro forma from July 1, 2015 to September 30, 2015 (1)	$623,568	$59,070

Results of acquired businesses included in our nine months ended
September 30, 2016 actuals	$128,710	$9,523
2016 supplemental pro forma from January 1, 2016 to September 30, 2016 (2)	$1,947,799	$172,866
2015 supplemental pro forma from January 1, 2015 to September 30, 2015 (2)	$1,844,007	$154,880
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(1)
2016 supplemental pro forma net income attributable to VCA was adjusted to exclude $0.1 million of acquisition-related costs incurred during the three months ended September 30, 2016. 2015 supplemental pro forma net income attributable to VCA was adjusted to include these charges.

(2)
2016 supplemental pro forma net income attributable to VCA was adjusted to exclude $1.3 million of acquisition-related costs incurred during the nine months ended September 30, 2016. 2015 supplemental pro forma net income attributable to VCA was adjusted to include these charges.

Animal Hospitals And Laboratory Acquisitions
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the aggregate consideration for our independent animal hospitals and labs acquired during the nine months ended September 30, 2016 and 2015, respectively, (in thousands):

	Nine Months Ended September 30,
	2016	2015
Consideration:
Cash	$247,733	$116,428
Cash acquired	(876)	(67)
Cash, net of cash acquired	$246,857	$116,361
Assumed debt	2,860	12,402
Holdbacks	6,972	4,497
Earn-outs	4,155	476
Fair value of total consideration transferred	$260,844	$133,736

Allocation of the Purchase Price:
Tangible assets	$24,761	$10,060
Identifiable intangible assets (1)	32,016	34,130
Goodwill (2)	205,394	93,645
Other liabilities assumed	(376)	(1,424)
Fair value of assets acquired and liabilities assumed	$261,795	$136,411
Noncontrolling interest	(951)	(2,675)
Total	$260,844	$133,736

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(1)
Identifiable intangible assets include customer relationships, trademarks and covenants-not-to-compete. The weighted-average amortization period for the total identifiable intangible assets is approximately five years. The weighted-average amortization period for customer relationships, trademarks and covenants is approximately five years, six years and five years, respectively.

(2)	We expect that $199.1 million and $73.5 million of the goodwill recorded for these acquisitions, as of September 30, 2016 and 2015, respectively, will be fully deductible for income tax purposes.

Companion Animal Practices, North America
Business Acquisition [Line Items]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the purchase price and the preliminary allocation of the purchase price (in thousands):

Consideration:
Cash	$352,829
Cash acquired	(3,405)
Cash, net of cash acquired	$349,424
Holdbacks	1,000
Fair value of total consideration transferred	$350,424

Allocation of the Purchase Price:
Tangible assets	$21,118
Identifiable intangible assets (1)	102,300
Goodwill (2)	330,668
Other liabilities assumed	(17,662)
Fair value of assets acquired and liabilities assumed	$436,424
Noncontrolling interest	(86,000)
Total	$350,424
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(1)
Identifiable intangible assets primarily include customer relationships, trademarks and covenants-not-to-compete. The weighted-average amortization period for the total identifiable intangible assets is approximately seven years. The amortization periods for customer relationships, trademarks and covenants is seven years, five years and five years, respectively.

(2)	As of September 30, 2016, we expect that $265.8 million of goodwill recorded for this acquisition will be deductible for income tax purposes.